Long-term Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 17, 2021 CNY (¥)	Sep. 17, 2021 USD ($)	Sep. 18, 2019 CNY (¥)	Sep. 18, 2019 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Aug. 01, 2019 CNY (¥)	Aug. 01, 2019 USD ($)
Repayments of Lons from third parties						¥ 5,000	$ 718	¥ 3,000
Loans From Third Parties September 2019 [Member]
Loans from third parties, amount borrowed			¥ 30,000	$ 4,309
Loans from third parties, annual interest rate			4.75%	4.75%					4.75%	4.75%
Loans From Third Parties September 2019 [Member] | Forecast [Member]
Repayments of Lons from third parties	¥ 32,850	$ 4,719
Loans From Third Parties March 2018 [Member]
Loans from third parties, amount borrowed					¥ 10,000
Loans from third parties, amount repaid						¥ 5,000	$ 718	¥ 3,000
Loans from third parties, amount refinanced									¥ 2,000	$ 287